Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Managed Pool Series
Entity Central Index Key	0001340579
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000030208
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Strategy Portfolio
Trading Symbol	FCSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Corporate Bond Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 174,930,587
Holdings Count | Holding	492
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$174,930,587
Number of Investments	492
Portfolio Turnover	4%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Security Lending Collateral	0.3%
Foreign Government/Agency	1.4%
Cash Equivalents	1.6%
Corporate Bonds	96.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.FederatedHermes.com/us/FundInformation
C000030209
Shareholder Report [Line Items]
Fund Name	Federated Hermes High Yield Strategy Portfolio
Trading Symbol	FHYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes High Yield Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes High Yield Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 29,593,627
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$29,593,627
Number of Investments	2
Portfolio Turnover	0%

Holdings [Text Block]

Top Index Classification (% of Net Assets)

Value	Value
Consumer Cyclical Services	3.9%
Health Care	4.3%
Packaging	4.4%
Midstream	5.1%
Cash Equivalents	5.2%
Gaming	5.2%
Automotive	6.0%
Cable Satellite	6.5%
Insurance - P&C	7.3%
Technology	12.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.FederatedHermes.com/us/FundInformation
C000030211
Shareholder Report [Line Items]
Fund Name	Federated Hermes Mortgage Strategy Portfolio
Trading Symbol	FMBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Mortgage Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Mortgage Strategy Portfolio	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 1,039,663,946
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,039,663,946
Number of Investments	2
Portfolio Turnover	2%

Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Agency Risk Transfer Securities	0.2%
Asset-Backed Securities	2.0%
Cash Equivalents	3.6%
Non-Agency Mortgage-Backed Securities	9.1%
U.S. Government Agency Mortgage-Backed Securities	93.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.FederatedHermes.com/us/FundInformation